Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating cash flows – cash paid	$ 481	$ 438
New right-of-use assets	$ 207	$ 748
Weighted-average remaining lease term	8 years	9 years
Weighted-average discount rate	6.30%	6.30%